UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

790 E. Colorado Blvd., 9th Floor
Pasadena, CA 91101
 (Address of principal executive offices) (Zip code)

Glenn S. Freed
790 E. Colorado Blvd., 9th Floor
Pasadena, CA 91101
 (Name and address of agents for service)

Registrant's telephone number, including area code: (818) 813-1351

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 97.0%
BASIC MATERIALS – 3.2%
A Schulman, Inc.[1]	9,750	$426,270
Aceto Corp.	3,765	92,732
AK Steel Holding Corp.*, 1	9,000	34,830
Allegheny Technologies, Inc.	1,600	48,320
Axiall Corp.	9,100	328,055
Cabot Corp.	500	18,645
Century Aluminum Co.*	34,600	360,878
Chemtura Corp.*	800	22,648
China XD Plastics Co., Ltd.*	3,967	23,921
Clearwater Paper Corp.*	700	40,110
Cliffs Natural Resources, Inc.[1]	8,400	36,372
Coeur Mining, Inc.*, 1	17,900	102,209
Commercial Metals Co.	30,400	488,832
Domtar Corp.	3,000	124,200
Friedman Industries, Inc.	1,000	6,250
H.B. Fuller Co.[1]	2,000	81,240
Hawkins, Inc.	1,790	72,298
Hecla Mining Co.	31,500	82,845
Horsehead Holding Corp.*, 1	9,200	107,824
Innophos Holdings, Inc.	600	31,584
Kaiser Aluminum Corp.	9,613	798,648
KMG Chemicals, Inc.	7,231	183,957
Koppers Holdings, Inc.	700	17,304
Kraton Performance Polymers, Inc.*	11,200	267,456
Kronos Worldwide, Inc.	5,300	58,088
Landec Corp.*	5,300	76,479
Materion Corp.[1]	2,900	102,225
Mercer International, Inc.*	14,300	195,624
Noranda Aluminum Holding Corp.	20,710	17,604
Northern Technologies International Corp.*	2,300	37,030
Oil-Dri Corp. of America	200	6,076
Olin Corp.[1]	15,070	406,136
OM Group, Inc.	13,600	456,960
OMNOVA Solutions, Inc.*	4,400	32,956
Orchids Paper Products Co.	3,700	89,059
PH Glatfelter Co.	11,667	256,557
Resolute Forest Products, Inc.*	13,200	148,500
Schnitzer Steel Industries, Inc. - Class A	9,800	171,206
Schweitzer-Mauduit International, Inc.	900	35,892
Sensient Technologies Corp.[1]	3,000	205,020
Shiloh Industries, Inc.*	3,020	39,109
Stillwater Mining Co.*	21,600	250,344
Tronox Ltd. - Class A	7,400	108,262
United States Lime & Minerals, Inc.[1]	300	17,436

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
Universal Stainless & Alloy Products, Inc.*	1,900	$37,335
Verso Corp.*	22,700	14,982
		6,560,308
COMMUNICATIONS – 4.1%
1-800-Flowers.com, Inc. - Class A*	15,613	163,312
A H Belo Corp. - Class A	4,235	23,716
Alaska Communications Systems Group, Inc.*	22,400	53,760
ARRIS Group, Inc.*	2,500	76,500
Atlantic Tele-Network, Inc.	3,329	229,967
Autobytel, Inc.*	1,380	22,066
Aviat Networks, Inc.*	19,400	24,444
Aware, Inc.	10,900	43,927
Bankrate, Inc.*	5,600	58,744
Beasley Broadcast Group, Inc. - Class A	800	3,704
Black Box Corp.	2,600	52,000
Blucora, Inc.*	5,500	88,825
Calix, Inc.*	5,400	41,094
Chegg, Inc.*, 1	2,290	17,954
Cincinnati Bell, Inc.*	11,050	42,211
ClearOne, Inc.	1,100	14,195
Communications Systems, Inc.	100	1,051
Comtech Telecommunications Corp.	4,426	128,575
Cumulus Media, Inc. - Class A*	9,000	18,270
Daily Journal Corp.*	200	39,302
DHI Group, Inc.*	1,700	15,113
DigitalGlobe, Inc.*	7,700	213,983
EarthLink Holdings Corp.	28,400	212,716
Entercom Communications Corp. - Class A*	13,700	156,454
Entravision Communications Corp. - Class A	23,000	189,290
ePlus, Inc.*, 1	4,440	340,326
EW Scripps Co. - Class A1	24,816	567,046
Finisar Corp.*	1,000	17,870
FTD Cos., Inc.*, 1	4,446	125,333
General Communication, Inc. - Class A*	3,730	63,447
Global Sources Ltd.*	4,467	31,046
GlobalSCAPE, Inc.	5,810	19,115
Gray Television, Inc.*, 1	19,300	302,624
Gray Television, Inc. - Class A*	4,881	63,624
Harmonic, Inc.*	16,400	112,012
Harte-Hanks, Inc.	5,368	31,993
Hawaiian Telcom Holdco, Inc.*, 1	2,300	60,030
Houghton Mifflin Harcourt Co.*, 1	800	20,160
ID Systems, Inc.*, 1	3,900	23,790

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Intelsat S.A.*, 1	5,210	$51,683
InterDigital, Inc.[1]	900	51,201
Internap Corp.*, 1	19,800	183,150
Intralinks Holdings, Inc.*	13,000	154,830
Iridium Communications, Inc.*, 1	25,400	230,886
Ixia*	6,500	80,860
Journal Media Group, Inc.	7,233	59,962
KVH Industries, Inc.*	2,500	33,625
Limelight Networks, Inc.*	38,959	153,498
Lionbridge Technologies, Inc.*	3,000	18,510
Marchex, Inc. - Class B	13,300	65,835
MeetMe, Inc.*, 1	4,800	8,160
Meredith Corp.	2,000	104,300
Millennial Media, Inc.*, 1	10,400	16,848
ModusLink Global Solutions, Inc.*	11,100	37,740
NeoPhotonics Corp.*	12,730	116,225
NETGEAR, Inc.*, 1	5,700	171,114
New Media Investment Group, Inc.	15,300	274,329
Novatel Wireless, Inc.*	8,700	28,275
Oclaro, Inc.*, 1	44,850	101,361
Orbitz Worldwide, Inc.*	7,560	86,335
Overstock.com, Inc.*	3,000	67,620
PC-Tel, Inc.	6,554	47,058
Perficient, Inc.*	6,100	117,364
Polycom, Inc.*	27,000	308,880
Preformed Line Products Co.	600	22,632
Premiere Global Services, Inc.*	12,811	131,825
QuinStreet, Inc.*, 1	17,900	115,455
Radio One, Inc. - Class D*, 1	8,178	25,924
RealNetworks, Inc.*	4,990	26,996
RELM Wireless Corp.*	3,100	15,283
Safeguard Scientifics, Inc.*	1,900	36,974
Saga Communications, Inc. - Class A	900	34,065
Salem Media Group, Inc.	2,521	15,958
Scholastic Corp.[1]	14,430	636,796
Shenandoah Telecommunications Co.	1,250	42,787
ShoreTel, Inc.*	3,100	21,018
Sinclair Broadcast Group Inc - Class A1	600	16,746
Sizmek, Inc.*	4,200	29,820
Spok Holdings, Inc.	5,400	90,936
Support.com, Inc.*	2,700	3,807
TechTarget, Inc.*	4,900	43,757
TeleCommunication Systems, Inc. - Class A*	22,103	73,161
Telenav, Inc.*	11,451	92,181

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
TESSCO Technologies, Inc.	1,520	$30,111
TheStreet, Inc.	9,702	17,561
Tremor Video, Inc.*, 1	12,500	36,375
United Online, Inc.*	10,218	160,116
VASCO Data Security International, Inc.*, 1	3,000	90,570
Vonage Holdings Corp.*	26,300	129,133
West Corp.	1,650	49,665
Westell Technologies, Inc. - Class A*, 1	18,630	18,444
Wireless Telecom Group, Inc.*	8,178	17,746
		8,305,080
CONSUMER, CYCLICAL – 16.1%
Abercrombie & Fitch Co. - Class A1	11,550	248,441
Allegiant Travel Co.[1]	810	144,083
AMC Entertainment Holdings, Inc. - Class A	16,240	498,243
America's Car-Mart, Inc.*	3,500	172,620
American Eagle Outfitters, Inc.[1]	13,600	234,192
American Woodmark Corp.*	4,100	224,885
Ark Restaurants Corp.	100	2,503
Ascena Retail Group, Inc.*	6,055	100,846
AV Homes, Inc.*	2,520	36,212
Barnes & Noble, Inc.*, 1	19,600	508,816
Bassett Furniture Industries, Inc.	4,750	134,948
Beacon Roofing Supply, Inc.*, 1	1,310	43,518
Big 5 Sporting Goods Corp.	1,400	19,894
Big Lots, Inc.[1]	1,900	85,481
Biglari Holdings, Inc.*	367	151,846
BJ's Restaurants, Inc.*	7,150	346,417
Black Diamond, Inc.*, 1	2,150	19,866
Bloomin' Brands, Inc.	5,000	106,750
Books-A-Million, Inc.*	7,390	21,135
Brinker International, Inc.[1]	1,300	74,945
Build-A-Bear Workshop, Inc.*	8,671	138,649
Burlington Stores, Inc.*	5,100	261,120
Caleres, Inc.	8,100	257,418
Callaway Golf Co.[1]	15,850	141,699
Carrols Restaurant Group, Inc.*	7,476	77,750
Casey's General Stores, Inc.[1]	4,200	402,108
Cash America International, Inc.[1]	7,200	188,568
Cato Corp. - Class A1	5,500	213,180
Century Casinos, Inc.*	1,900	11,970
Children's Place, Inc.[1]	5,340	349,289
Churchill Downs, Inc.	960	120,048
Citi Trends, Inc.*	4,100	99,220

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
ClubCorp Holdings, Inc.[1]	2,500	$59,700
Columbia Sportswear Co.[1]	14,916	901,821
Commercial Vehicle Group, Inc.*	10,300	74,263
Compx International, Inc.	100	1,160
Conn's, Inc.*, 1	4,100	162,770
Cooper Tire & Rubber Co.	3,700	125,171
Cooper-Standard Holding, Inc.*	100	6,147
Core-Mark Holding Co., Inc.	7,936	470,208
Cracker Barrel Old Country Store, Inc.[1]	800	119,328
Crocs, Inc.*	9,362	137,715
Crown Crafts, Inc.	2,560	20,480
CST Brands, Inc.	5,525	215,807
Culp, Inc.	750	23,250
Daktronics, Inc.	200	2,372
Denny's Corp.*	5,700	66,177
DineEquity, Inc.	800	79,272
Dixie Group, Inc.*, 1	5,900	61,950
Dorman Products, Inc.*, 1	3,600	171,576
Douglas Dynamics, Inc.	1,500	32,220
Dover Motorsports, Inc.	8,000	17,680
DSW, Inc. - Class A	1,000	33,370
Eldorado Resorts, Inc.*	2,500	19,550
Emerson Radio Corp.	3,600	4,176
Eros International PLC*	12,750	320,280
Escalade, Inc.	2,000	36,780
Essendant, Inc.	1,800	70,650
Ethan Allen Interiors, Inc.	4,800	126,432
Ezcorp, Inc. - Class A*	10,600	78,758
Federal-Mogul Holdings Corp.*	8,136	92,344
Finish Line, Inc. - Class A	2,700	75,114
Flanigan's Enterprises, Inc.	1,800	45,486
Flexsteel Industries, Inc.	2,672	115,136
Francesca's Holdings Corp.*	3,300	44,451
Fred's, Inc. - Class A	15,400	297,066
Frisch's Restaurants, Inc.[1]	600	20,142
G&K Services, Inc. - Class A	8,900	615,346
G-III Apparel Group Ltd.*	2,100	147,735
Gaiam, Inc. - Class A*, 1	4,600	30,084
Gaming Partners International Corp.*	1,400	14,154
Genesco, Inc.*	800	52,824
Gordmans Stores, Inc.*, 1	3,330	20,413
Green Brick Partners, Inc.*, 1	7,798	85,388
Group 1 Automotive, Inc.	8,900	808,387
Guess?, Inc.	2,750	52,718

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
H&E Equipment Services, Inc.	200	$3,994
Haverty Furniture Cos., Inc.	300	6,486
Hawaiian Holdings, Inc.*, 1	39,412	936,035
Hooker Furniture Corp.	4,260	106,969
Houston Wire & Cable Co.	6,400	63,488
Iconix Brand Group, Inc.*	12,600	314,622
Installed Building Products, Inc.*, 1	8,000	195,840
Interface, Inc.	100	2,505
International Speedway Corp. - Class A	2,600	95,342
Interval Leisure Group, Inc.	3,100	70,835
Isle of Capri Casinos, Inc.*	9,400	170,610
Jack in the Box, Inc.	1,570	138,411
JAKKS Pacific, Inc.*, 1	7,600	75,164
JetBlue Airways Corp.*, 1	113,000	2,345,880
Johnson Outdoors, Inc. - Class A	4,400	103,620
KB Home	9,500	157,700
Kimball International, Inc. - Class B	9,000	109,440
Kirkland's, Inc.[1]	4,306	120,008
Kona Grill, Inc.*, 1	800	15,528
La-Z-Boy, Inc.	2,130	56,104
Lakeland Industries, Inc.*	2,300	26,312
Libbey, Inc.[1]	5,292	218,718
Lifetime Brands, Inc.	2,947	43,527
Luby's, Inc.*	900	4,365
M/I Homes, Inc.*, 1	5,100	125,817
Marcus Corp.	7,780	149,220
MarineMax, Inc.*	11,300	265,663
Marriott Vacations Worldwide Corp.[1]	11,500	1,055,125
MDC Holdings, Inc.[1]	14,200	425,574
Men's Wearhouse, Inc.	584	37,417
Meritage Homes Corp.*, 1	8,000	376,720
Meritor, Inc.*	1,300	17,056
Miller Industries, Inc.	3,125	62,344
Modine Manufacturing Co.*	2,104	22,576
Monarch Casino & Resort, Inc.*	3,700	76,072
Motorcar Parts of America, Inc.*	3,500	105,315
NACCO Industries, Inc. - Class A1	2,880	174,989
National CineMedia, Inc.	1,300	20,748
Nautilus, Inc.*	9,900	212,949
Office Depot, Inc.*	102,000	883,320
Outerwall, Inc.[1]	500	38,055
Oxford Industries, Inc.	1,200	104,940
Pacific Sunwear of California, Inc.*, 1	15,770	17,978
Papa John's International, Inc.[1]	2,700	204,147

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
PC Connection, Inc.	13,542	$335,029
PCM, Inc.*	3,600	36,108
Penn National Gaming, Inc.*, 1	15,187	278,681
Pep Boys-Manny Moe & Jack*, 1	27,100	332,517
Perfumania Holdings, Inc.*, 1	900	5,112
Perry Ellis International, Inc.*	12,800	304,256
Pinnacle Entertainment, Inc.*	1,680	62,630
RCI Hospitality Holdings, Inc.*	4,100	48,790
Reading International, Inc. - Class A*	17,200	238,220
Red Lion Hotels Corp.*	5,500	42,130
Red Robin Gourmet Burgers, Inc.*, 1	500	42,910
Regal Entertainment Group - Class A1	15,930	333,096
Regis Corp.*	20,246	319,077
Remy International, Inc.	425	9,397
Republic Airways Holdings, Inc.*	25,400	233,172
Rocky Brands, Inc.	2,460	46,002
Ruby Tuesday, Inc.*	21,400	134,178
Rush Enterprises, Inc. - Class A*, 1	11,237	294,522
Rush Enterprises, Inc. - Class B*	3,780	90,720
Ryland Group, Inc.	11,160	517,489
ScanSource, Inc.*	2,700	102,762
Scientific Games Corp. - Class A*, 1	3,400	52,836
Select Comfort Corp.*	9,250	278,148
Shoe Carnival, Inc.	7,400	213,564
Skechers U.S.A., Inc. - Class A*	11,620	1,275,760
Skullcandy, Inc.*	6,190	47,477
SkyWest, Inc.[1]	29,080	437,363
Sonic Automotive, Inc. - Class A1	8,300	197,789
Sonic Corp.	1,500	43,200
Spartan Motors, Inc.[1]	7,427	34,016
Speedway Motorsports, Inc.[1]	12,119	274,495
Sportsman's Warehouse Holdings, Inc.*, 1	11,400	129,618
Stage Stores, Inc.	6,600	115,698
Standard Motor Products, Inc.	700	24,584
Standard Pacific Corp.*	33,230	296,079
Steelcase, Inc. - Class A1	12,980	245,452
Stein Mart, Inc.	3,700	38,739
Steiner Leisure Ltd.*	2,400	129,072
Strattec Security Corp.[1]	900	61,830
Superior Industries International, Inc.[1]	10,900	199,579
Superior Uniform Group, Inc.	4,254	70,361
Supreme Industries, Inc. - Class A	10,165	87,114
Systemax, Inc.*	1,119	9,668
Tandy Leather Factory, Inc.	276	2,374

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Texas Roadhouse, Inc.[1]	4,600	$172,178
Tilly's, Inc.*	4,000	38,680
Titan International, Inc.[1]	14,850	159,489
Titan Machinery, Inc.*, 1	2,500	36,825
Trans World Entertainment Corp.*	8,500	31,110
TravelCenters of America LLC*	5,810	86,279
Tuesday Morning Corp.*, 1	8,200	92,373
Unifi, Inc.*	5,697	190,850
UniFirst Corp.	4,500	503,325
Universal Electronics, Inc.*, 1	4,600	229,264
Vail Resorts, Inc.[1]	1,200	131,040
Vera Bradley, Inc.*, 1	1,300	14,651
Vitamin Shoppe, Inc.*	3,800	141,626
VOXX International Corp.*, 1	3,924	32,491
Wabash National Corp.*	8,800	110,352
WCI Communities, Inc.*	3,890	94,877
Wendy's Co.[1]	37,900	427,512
Wesco Aircraft Holdings, Inc.*, 1	5,000	75,750
WESCO International, Inc.*	500	34,320
West Marine, Inc.*	3,900	37,596
Weyco Group, Inc.	797	23,767
William Lyon Homes - Class A*	3,600	92,412
Winnebago Industries, Inc.[1]	1,000	23,590
Wolverine World Wide, Inc.[1]	3,000	85,440
World Fuel Services Corp.	800	38,360
Zumiez, Inc.*, 1	6,400	170,432
		32,296,242
CONSUMER, NON-CYCLICAL – 15.3%
Aaron's, Inc.	10,900	394,689
ABM Industries, Inc.	3,150	103,540
ACCO Brands Corp.*, 1	34,000	264,180
Achillion Pharmaceuticals, Inc.*	14,900	132,014
Acme United Corp.	2,100	38,010
Addus HomeCare Corp.*	3,100	86,366
Affymetrix, Inc.*	7,400	80,808
Albany Molecular Research, Inc.*, 1	3,200	64,704
Alere, Inc.*	6,800	358,700
Alico, Inc.	400	18,144
Almost Family, Inc.*, 1	4,200	167,622
AMAG Pharmaceuticals, Inc.*, 1	1,400	96,684
Amedisys, Inc.*	11,402	453,001
AMN Healthcare Services, Inc.*	3,300	104,247
Amsurg Corp.*, 1	10,140	709,293

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Analogic Corp.	2,100	$165,690
Andersons, Inc.	2,500	97,500
AngioDynamics, Inc.*, 1	11,400	186,960
Apollo Education Group, Inc.*, 1	5,550	71,484
ARC Document Solutions, Inc.*	1,900	14,459
Barrett Business Services, Inc.[1]	1,300	47,216
BioScrip, Inc.*, 1	2,400	8,712
BioTelemetry, Inc.*	13,900	131,077
Booz Allen Hamilton Holding Corp.	7,000	176,680
Boston Beer Co., Inc. - Class A*	300	69,597
Boulder Brands, Inc.*, 1	8,800	61,072
Bridgepoint Education, Inc.*	1,146	10,956
Brink's Co.	100	2,943
Cal-Maine Foods, Inc.[1]	1,700	88,740
Cambium Learning Group, Inc.*	12,440	53,119
Capital Senior Living Corp.*	6,400	156,800
Cardtronics, Inc.*, 1	1,000	37,050
Career Education Corp.*, 1	4,506	14,870
Carriage Services, Inc.	4,000	95,520
CBIZ, Inc.*	8,300	80,012
CDI Corp.	9,700	126,100
Central Garden & Pet Co.*	3,762	39,727
Central Garden & Pet Co. - Class A*	15,070	171,949
Chemed Corp.[1]	1,000	131,100
Chimerix, Inc.*	1,500	69,300
Coca-Cola Bottling Co. Consolidated	200	30,214
CONMED Corp.[1]	9,200	536,084
CRA International, Inc.*	5,000	139,350
Craft Brew Alliance, Inc.*	3,500	38,710
Cross Country Healthcare, Inc.*	14,300	181,324
CryoLife, Inc.	8,000	90,240
CSS Industries, Inc.	5,400	163,350
Cumberland Pharmaceuticals, Inc.*	11,500	82,225
Cutera, Inc.*	1,600	24,768
Cynosure, Inc. - Class A*	576	22,222
CytRx Corp.*, 1	5,680	21,130
Dean Foods Co.[1]	16,900	273,273
Depomed, Inc.*, 1	4,600	98,716
DeVry Education Group, Inc.[1]	13,100	392,738
Digirad Corp.	2,900	12,586
Edgewater Technology, Inc.*	5,000	36,500
Electro Rent Corp.	2,500	27,150
Ennis, Inc.	12,600	234,234
Ensign Group, Inc.[1]	6,900	352,314

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Exactech, Inc.*	600	$12,498
Five Star Quality Care, Inc.*	15,090	72,432
Fonar Corp.*	1,420	15,017
Fortress Biotech, Inc.*, 1	12,700	42,672
Fresh Del Monte Produce, Inc.[1]	25,700	993,562
FTI Consulting, Inc.*, 1	12,200	503,128
Genesis Healthcare, Inc.*	17,700	116,820
Global Cash Access Holdings, Inc.*	7,200	55,728
Grand Canyon Education, Inc.*	1,500	63,600
Great Lakes Dredge & Dock Corp.*	11,400	67,944
Greatbatch, Inc.*, 1	6,660	359,107
Green Dot Corp. - Class A*	5,400	103,248
Hackett Group, Inc.	14,600	196,078
Hanger, Inc.*	1,400	32,816
Harvard Bioscience, Inc.*	19,100	108,870
Health Net, Inc.*	24,461	1,568,439
HealthSouth Corp.	1,800	82,908
Healthways, Inc.*	9,800	117,404
Heartland Payment Systems, Inc.[1]	900	48,645
Heidrick & Struggles International, Inc.	2,800	73,024
Helen of Troy Ltd.*	10,370	1,010,971
Heska Corp.*	4,100	121,729
Hudson Global, Inc.*	7,564	17,322
ICF International, Inc.*	2,598	90,566
ICU Medical, Inc.*	2,000	191,320
Impax Laboratories, Inc.*	4,700	215,824
Infinity Pharmaceuticals, Inc.*	4,500	49,275
InfuSystems Holdings, Inc.*	1,776	5,665
Ingles Markets, Inc. - Class A1	6,900	329,613
Inogen, Inc.*	1,600	71,360
Insperity, Inc.	2,450	124,705
Invacare Corp.[1]	7,400	160,062
J&J Snack Foods Corp.[1]	3,800	420,546
John B Sanfilippo & Son, Inc.	9,968	517,339
K12, Inc.*	2,850	36,053
KAR Auction Services, Inc.	18,470	690,778
Kelly Services, Inc. - Class A1	6,400	98,240
Kindred Healthcare, Inc.	11,500	233,335
Korn/Ferry International	4,500	156,465
Lannett Co., Inc.*, 1	880	52,307
LeMaitre Vascular, Inc.	1,739	20,972
LendingTree, Inc.*, 1	2,000	157,220
LHC Group, Inc.*	7,500	286,875
LifePoint Health, Inc.*, 1	15,300	1,330,335

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Lifeway Foods, Inc.*	7,500	$143,925
Magellan Health, Inc.*	6,600	462,462
Mannatech, Inc.*	2,800	50,120
Mastech Holdings, Inc.*	400	3,564
Matthews International Corp. - Class A1	4,930	261,980
McGrath RentCorp	4,435	134,957
Merit Medical Systems, Inc.*	9,200	198,168
MGP Ingredients, Inc.	6,146	103,376
Molina Healthcare, Inc.*	6,000	421,800
Monro Muffler Brake, Inc.	500	31,080
Monster Worldwide, Inc.*, 1	33,700	220,398
Multi-Color Corp.[1]	6,038	385,707
Myriad Genetics, Inc.*, 1	200	6,798
National American University Holdings, Inc.[1]	1,800	5,238
National HealthCare Corp.[1]	2,100	136,479
Natural Grocers by Vitamin Cottage, Inc.*	2,900	71,398
Nature's Sunshine Products, Inc.	898	12,348
Natus Medical, Inc.*	5,300	225,568
Navigant Consulting, Inc.*	10,400	154,648
Net 1 UEPS Technologies, Inc.*	5,610	102,551
Newtek Business Services Corp.	1,270	22,504
Nutraceutical International Corp.*	1,351	33,424
Nutrisystem, Inc.	2,900	72,152
Omega Protein Corp.*	7,200	99,000
On Assignment, Inc.*	1,100	43,208
OvaScience, Inc.*, 1	1,000	28,930
Owens & Minor, Inc.[1]	2,900	98,600
PAREXEL International Corp.*, 1	415	26,689
Perceptron, Inc.	2,700	28,512
Pernix Therapeutics Holdings, Inc.*	3,826	22,650
PharMerica Corp.*	10,000	333,000
Post Holdings, Inc.*, 1	13,200	711,876
POZEN, Inc.*	5,100	52,581
Prestige Brands Holdings, Inc.*, 1	9,110	421,246
PRGX Global, Inc.*	1,118	4,908
Providence Service Corp.*	1,800	79,704
PTC Therapeutics, Inc.*	550	26,472
Quad/Graphics, Inc.	8,025	148,543
RadNet, Inc.*	4,400	29,436
RCM Technologies, Inc.	6,300	35,658
Relypsa, Inc.*	5,300	175,377
Rent-A-Center, Inc.	12,170	345,019
Resources Connection, Inc.	1,998	32,148
Revlon, Inc. - Class A*	510	18,722

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
RPX Corp.*	800	$13,520
RR Donnelley & Sons Co.[1]	11,946	208,219
RTI Surgical, Inc.*	9,300	60,078
SciClone Pharmaceuticals, Inc.*	28,232	277,238
Seaboard Corp.*	90	323,910
Select Medical Holdings Corp.	29,249	473,834
Seneca Foods Corp. - Class A*	1,600	44,432
ServiceSource International, Inc.*	12,100	66,187
Snyder's-Lance, Inc.[1]	7,700	248,479
Sotheby's	1,400	63,336
Span-America Medical Systems, Inc.	142	2,616
SpartanNash Co.	18,100	588,974
Spectrum Pharmaceuticals, Inc.*, 1	500	3,420
STERIS Corp.[1]	300	19,332
Strayer Education, Inc.*	1,000	43,100
Sucampo Pharmaceuticals, Inc. - Class A*	4,800	78,864
Surgical Care Affiliates, Inc.*	2,600	99,788
Symmetry Surgical, Inc.*	3,800	33,136
Synergetics USA, Inc.*	23,582	110,835
Synutra International, Inc.*	8,700	62,205
TreeHouse Foods, Inc.*, 1	1,325	107,365
TriNet Group, Inc.*	1,100	27,885
Triple-S Management Corp. - Class B*	12,600	323,316
TrueBlue, Inc.*	2,300	68,770
Tumi Holdings, Inc.*, 1	1,600	32,832
U.S. Physical Therapy, Inc.	1,800	98,568
Universal American Corp.*	30,010	303,701
Universal Corp.[1]	8,410	482,061
Universal Technical Institute, Inc.	850	7,310
USANA Health Sciences, Inc.*	700	95,662
VCA, Inc.*	8,556	465,489
Versar, Inc.*	5,500	21,670
Viad Corp.	6,800	184,348
Village Super Market, Inc. - Class A	504	15,972
Wausau Paper Corp.[1]	8,300	76,194
Weis Markets, Inc.	5,152	217,157
WellCare Health Plans, Inc.*	4,500	381,735
West Pharmaceutical Services, Inc.	1,100	63,888
		30,778,930
DIVERSIFIED – 0.1%
HRG Group, Inc.*, 1	11,300	146,900
Resource America, Inc. - Class A	1,443	12,136
		159,036

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY – 5.7%
Adams Resources & Energy, Inc.	1,675	$74,705
Alon USA Energy, Inc.	26,700	504,630
Approach Resources, Inc.*, 1	4,800	32,880
Atwood Oceanics, Inc.[1]	2,100	55,524
Basic Energy Services, Inc.*	15,766	119,033
Bill Barrett Corp.*, 1	5,500	47,245
Bristow Group, Inc.[1]	16,420	875,186
C&J Energy Services Ltd.*, 1	9,334	123,209
Callon Petroleum Co.*	13,500	112,320
CARBO Ceramics, Inc.[1]	1,000	41,630
Carrizo Oil & Gas, Inc.*	1,500	73,860
Clayton Williams Energy, Inc.*	100	6,575
Clean Energy Fuels Corp.*, 1	3,500	19,670
Cloud Peak Energy, Inc.*	13,870	64,634
Comstock Resources, Inc.[1]	24,800	82,584
Contango Oil & Gas Co.*	6,100	74,847
CVR Energy, Inc.[1]	3,720	140,021
Dawson Geophysical Co.*	4,875	22,913
Delek U.S. Holdings, Inc.	23,970	882,575
Dril-Quip, Inc.*	1,000	75,250
Energy XXI Ltd.[1]	22,800	59,964
EP Energy Corp. - Class A*	1,800	22,914
EXCO Resources, Inc.[1]	14,100	16,638
Exterran Holdings, Inc.	13,100	427,715
Flotek Industries, Inc.*, 1	1,900	23,807
Forbes Energy Services Ltd.*, 1	15,100	20,838
Forum Energy Technologies, Inc.*	1,600	32,448
Frank's International N.V.[1]	17,500	329,700
FutureFuel Corp.	3,400	43,758
Geospace Technologies Corp.*, 1	700	16,135
Goodrich Petroleum Corp.*, 1	3,500	6,510
Green Plains, Inc.	20,200	556,510
Gulf Island Fabrication, Inc.[1]	5,811	64,909
Gulfmark Offshore, Inc. - Class A1	10,700	124,120
Halcon Resources Corp.*, 1	17,000	19,720
Hallador Energy Co.	7,494	62,500
Helix Energy Solutions Group, Inc.*	33,100	418,053
Key Energy Services, Inc.*	40,000	72,000
Matador Resources Co.*, 1	3,800	95,000
Matrix Service Co.*	1,394	25,482
McDermott International, Inc.*, 1	42,340	226,096
Mitcham Industries, Inc.*, 1	5,800	24,302
MRC Global, Inc.*	7,100	109,624
Murphy USA, Inc.*	1,400	78,148

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Nabors Industries Ltd.	7,000	$101,010
Natural Gas Services Group, Inc.*	5,441	124,164
Newfield Exploration Co.*, 1	2,700	97,524
Newpark Resources, Inc.*, 1	29,500	239,835
Northern Oil and Gas, Inc.*, 1	20,800	140,816
NOW, Inc.*, 1	900	17,919
Oasis Petroleum, Inc.*	2,200	34,870
Oil States International, Inc.*, 1	800	29,784
Pacific Drilling S.A.*	8,600	24,080
Parker Drilling Co.*	58,700	194,884
Patterson-UTI Energy, Inc.	6,300	118,534
PBF Energy, Inc. - Class A	8,620	244,980
PDC Energy, Inc.*, 1	9,000	482,760
Penn Virginia Corp.*, 1	35,700	156,366
PHI, Inc.*,2	5,700	171,114
PHI, Inc.*	100	3,653
Pioneer Energy Services Corp.*	8,000	50,720
Primoris Services Corp.	2,400	47,520
Renewable Energy Group, Inc.*, 1	19,000	219,640
REX American Resources Corp.*	3,718	236,614
Rex Energy Corp.*, 1	4,800	26,832
Rosetta Resources, Inc.*	4,000	92,560
Rowan Cos. PLC - Class A	7,500	158,325
RPC, Inc.[1]	5,300	73,299
RSP Permian, Inc.*	3,300	92,763
Sanchez Energy Corp.*, 1	3,500	34,300
SandRidge Energy, Inc.*, 1	9,400	8,244
SEACOR Holdings, Inc.*, 1	5,000	354,700
SM Energy Co.[1]	500	23,060
Stone Energy Corp.*	19,300	242,987
Superior Energy Services, Inc.[1]	10,600	223,024
Swift Energy Co.*, 1	15,900	32,277
Tesco Corp.	10,600	115,540
TETRA Technologies, Inc.*	23,400	149,292
TransAtlantic Petroleum Ltd.*	2,800	14,308
Triangle Petroleum Corp.*, 1	25,300	127,006
Ultra Petroleum Corp.*, 1	2,500	31,300
Unit Corp.*	2,500	67,800
VAALCO Energy, Inc.*	10,500	22,470
W&T Offshore, Inc.[1]	22,600	123,848
Western Refining, Inc.	7,820	341,108
Westmoreland Coal Co.*, 1	1,600	33,248
Whiting Petroleum Corp.*	1,600	53,760
Willbros Group, Inc.*	3,300	4,224

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
WPX Energy, Inc.*	4,600	$56,488
		11,545,732
FINANCIAL – 28.0%
1st Century Bancshares, Inc.*	700	4,900
1st Constitution Bancorp*	630	7,239
1st Source Corp.	6,920	236,110
Acacia Research Corp.[1]	4,800	42,096
Access National Corp.	771	14,988
ACNB Corp.[1]	1,200	24,972
Aircastle Ltd.[1]	23,960	543,173
Alexander & Baldwin, Inc.[1]	4,500	177,300
Alliance Bancorp, Inc. of Pennsylvania	930	21,195
Ambac Financial Group, Inc.*	13,200	219,648
American Equity Investment Life Holding Co.	38,290	1,033,064
American National Bankshares, Inc.[1]	1,366	32,524
American National Insurance Co.	1,500	153,480
American River Bankshares*	1,300	12,116
Ameris Bancorp	2,000	50,580
AMERISAFE, Inc.	4,588	215,911
AmeriServ Financial, Inc.	6,700	22,311
Ames National Corp.[1]	500	12,550
AmTrust Financial Services, Inc.[1]	6,576	430,794
Argo Group International Holdings Ltd.	9,268	516,228
Arrow Financial Corp.	756	20,435
Aspen Insurance Holdings Ltd.	10,060	481,874
Associated Banc-Corp	9,400	190,538
Asta Funding, Inc.*	2,900	24,302
Astoria Financial Corp.	25,400	350,266
Atlantic American Corp.	2,600	9,412
Atlantic Coast Financial Corp.*, 1	1,200	5,340
Atlanticus Holdings Corp.*	7,100	25,063
Atlas Financial Holdings, Inc.*	3,240	64,249
Baldwin & Lyons, Inc. - Class B	3,500	80,570
Banc of California, Inc.	3,000	41,250
BancFirst Corp.	1,192	78,016
Bancorp of New Jersey, Inc.[1]	1,100	12,661
Bancorp, Inc.*	2,600	24,128
BancorpSouth, Inc.	9,600	247,296
Bank Mutual Corp.[1]	4,501	34,523
Bank of Commerce Holdings	2,500	14,325
Bank of Marin Bancorp	655	33,320
Bank of the Ozarks, Inc.[1]	2,652	121,329
BankFinancial Corp.	6,250	73,625

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Banner Corp.	3,110	$149,062
Bar Harbor Bankshares	1,821	64,518
Baylake Corp.	809	10,234
BB&T Corp.	688	27,733
BBCN Bancorp, Inc.	1,700	25,143
BBX Capital Corp. - Class A*, 1	1,200	19,488
BCB Bancorp, Inc.[1]	800	9,776
Bear State Financial, Inc.*, 1	4,900	45,766
Berkshire Hills Bancorp, Inc.	7,036	200,385
BNC Bancorp	1,600	30,928
Boston Private Financial Holdings, Inc.	11,900	159,579
Bridge Bancorp, Inc.	1,000	26,690
Bridge Capital Holdings*	2,935	87,463
Brookline Bancorp, Inc.	18,600	209,994
Bryn Mawr Bank Corp.	477	14,386
C&F Financial Corp.[1]	500	18,525
Calamos Asset Management, Inc. - Class A	6,000	73,500
California First National Bancorp	300	4,047
Camden National Corp.	381	14,745
Cape Bancorp, Inc.	1,500	14,190
Capital Bank Financial Corp. - Class A*	6,722	195,409
Capital City Bank Group, Inc.	3,545	54,132
Capital Southwest Corp.	2,960	147,793
Capitol Federal Financial, Inc.	32,800	394,912
Cardinal Financial Corp.	4,200	91,518
Cascade Bancorp*	4,886	25,309
Cass Information Systems, Inc.	1,800	101,196
Cathay General Bancorp	15,600	506,220
CenterState Banks, Inc.	8,200	110,782
Central Pacific Financial Corp.	3,000	71,250
Central Valley Community Bancorp[1]	1,060	12,540
Century Bancorp, Inc. - Class A	815	33,138
Chemical Financial Corp.	8,290	274,067
Chemung Financial Corp.[1]	134	3,548
Cheviot Financial Corp.	2,500	36,750
CIFC Corp.	900	7,137
Citizens & Northern Corp.[1]	700	14,385
Citizens, Inc.*, 1	20,000	149,200
City Holding Co.	1,599	78,751
Civista Bancshares, Inc.	2,440	26,352
CNB Financial Corp.	930	17,112
CNO Financial Group, Inc.[1]	64,180	1,177,703
CoBiz Financial, Inc.	4,300	56,201
Codorus Valley Bancorp, Inc.	561	11,349

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Colony Bankcorp, Inc.*	3,800	$34,200
Columbia Banking System, Inc.	10,000	325,400
Community Bank Shares of Indiana, Inc.	571	15,628
Community Bank System, Inc.	2,700	101,979
Community Bankers Trust Corp.*	3,286	16,331
Community Financial Corp.	100	2,110
Community Trust Bancorp, Inc.	680	23,712
Community West Bancshares	904	5,966
ConnectOne Bancorp, Inc.	1,000	21,530
Consumer Portfolio Services, Inc.*, 1	3,800	23,750
Cowen Group, Inc. - Class A*, 1	39,400	252,160
Crawford & Co. - Class A1	2,800	21,308
Crawford & Co. - Class B	17,100	144,153
Credit Acceptance Corp.*	50	12,309
CU Bancorp*	852	18,880
Customers Bancorp, Inc.*	2,250	60,503
CVB Financial Corp.[1]	5,600	98,616
Dime Community Bancshares, Inc.	4,900	83,006
Donegal Group, Inc. - Class A	5,031	76,622
Eagle Bancorp, Inc.*	2,137	93,943
Eastern Virginia Bankshares, Inc.	2,700	17,037
Ellie Mae, Inc.*, 1	2,690	187,735
EMC Insurance Group, Inc.	6,950	174,224
Employers Holdings, Inc.	7,700	175,406
Encore Capital Group, Inc.*, 1	1,600	68,384
Endurance Specialty Holdings Ltd.[1]	17,575	1,154,677
Enova International, Inc.*	7,411	138,437
Enstar Group Ltd.*, 1	2,700	418,365
Enterprise Bancorp, Inc.[1]	1,000	23,440
Enterprise Financial Services Corp.	3,100	70,587
ESSA Bancorp, Inc.[1]	3,328	42,798
Evans Bancorp, Inc.	300	7,275
EverBank Financial Corp.	8,680	170,562
Farmers Capital Bank Corp.*	2,000	56,860
Farmers National Banc Corp.[1]	5,600	46,200
FBL Financial Group, Inc. - Class A1	13,100	756,132
Federal Agricultural Mortgage Corp. - Class C	3,808	110,660
Federated National Holding Co.	2,870	69,454
Fidelity & Guaranty Life	1,810	42,770
Fidelity Southern Corp.	4,207	73,370
Financial Institutions, Inc.	2,430	60,361
First Acceptance Corp.*	3,479	11,133
First American Financial Corp.[1]	13,760	512,010
First Bancorp, Inc.[1]	870	16,913

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First BanCorp/Puerto Rico*	9,700	$46,754
First Bancorp/Southern Pines NC1	1,300	21,684
First Bancshares, Inc.	1,086	18,082
First Bank/Hamilton NJ*	1,300	7,800
First Busey Corp.	25,649	168,514
First Business Financial Services, Inc.	606	28,409
First Capital Bancorp, Inc.	2,400	10,272
First Citizens BancShares, Inc. - Class A1	1,300	341,952
First Clover Leaf Financial Corp.[1]	500	4,610
First Commonwealth Financial Corp.[1]	27,360	262,382
First Community Bancshares, Inc.	2,700	49,194
First Community Corp.	700	8,383
First Defiance Financial Corp.	5,000	187,650
First Financial Bancorp	16,300	292,422
First Financial Corp.	3,081	110,177
First Financial Northwest, Inc.	10,700	133,322
First Horizon National Corp.[1]	13,000	203,710
First Interstate BancSystem, Inc. - Class A	6,500	180,310
First Merchants Corp.	10,105	249,593
First Midwest Bancorp, Inc.	20,500	388,885
First NBC Bank Holding Co.*	2,600	93,600
First of Long Island Corp.	1,350	37,422
First South Bancorp, Inc./Washington NC	500	3,950
First United Corp.*	1,902	16,471
FirstMerit Corp.[1]	3,700	77,071
Flagstar Bancorp, Inc.*	4,800	88,704
Flushing Financial Corp.	6,100	128,161
FNB Corp.[1]	26,000	372,320
Forestar Group, Inc.*	2,600	34,216
FRP Holdings, Inc.*	1,800	58,374
FS Bancorp, Inc.	100	2,157
Fulton Financial Corp.[1]	52,200	681,732
GAIN Capital Holdings, Inc.	14,100	134,796
German American Bancorp, Inc.	710	20,910
Glacier Bancorp, Inc.[1]	6,900	202,998
Great Southern Bancorp, Inc.	2,415	101,768
Greenlight Capital Re Ltd. - Class A*	3,300	96,261
Guaranty Bancorp	3,000	49,530
Guaranty Federal Bancshares, Inc.	965	14,205
Hallmark Financial Services, Inc.*	15,299	174,103
Hancock Holding Co.	1,400	44,674
Hanmi Financial Corp.	2,200	54,648
Hanover Insurance Group, Inc.[1]	13,100	969,793
Hawthorn Bancshares, Inc.	433	6,195

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
HCI Group, Inc.[1]	1,600	$70,736
Heartland Financial USA, Inc.	2,800	104,216
Heritage Commerce Corp.	4,639	44,581
Heritage Financial Corp.	3,270	58,435
Heritage Financial Group, Inc.	2,400	72,432
Heritage Oaks Bancorp	2,870	22,587
HF Financial Corp.	650	9,861
Higher One Holdings, Inc.*	11,800	35,282
Hilltop Holdings, Inc.*	19,347	466,069
HMN Financial, Inc.*	1,020	12,026
Home Bancorp, Inc.	1,220	30,793
HomeStreet, Inc.*	2,400	54,768
HopFed Bancorp, Inc.	1,074	12,705
Horace Mann Educators Corp.[1]	15,900	578,442
Horizon Bancorp	1,900	47,424
Hudson Valley Holding Corp.	4,088	115,322
IBERIABANK Corp.	3,871	264,118
IF Bancorp, Inc.	200	3,306
Imperial Holdings, Inc.*	130	753
Independence Holding Co.[1]	5,750	75,843
Independent Bank Corp.	2,189	29,683
Independent Bank Corp./Rockland MA	1,800	84,402
Infinity Property & Casualty Corp.	5,440	412,570
Interactive Brokers Group, Inc. - Class A	20,100	835,356
International Bancshares Corp.	13,500	362,745
INTL. FCStone, Inc.*	1,045	34,736
Investment Technology Group, Inc.	7,475	185,380
Investors Title Co.	400	28,356
Janus Capital Group, Inc.[1]	53,600	917,632
JMP Group LLC[1]	17,600	137,280
KCG Holdings, Inc. - Class A*	2,189	26,990
Kemper Corp.	18,930	729,751
Lake Sunapee Bank Group	690	9,957
Lakeland Bancorp, Inc.	6,435	76,512
Lakeland Financial Corp.	1,400	60,718
Landmark Bancorp, Inc./Manhattan KS	420	10,189
LaPorte Bancorp, Inc.[1]	415	5,623
LCNB Corp.	100	1,621
LegacyTexas Financial Group, Inc.	1,900	57,380
LNB Bancorp, Inc.	2,200	40,700
Louisiana Bancorp, Inc./Metaire LA	1,170	27,905
Macatawa Bank Corp.[1]	4,200	22,260
Maiden Holdings Ltd.[1]	29,540	466,141
MainSource Financial Group, Inc.	6,353	139,448

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Manning & Napier, Inc.	100	$997
Marcus & Millichap, Inc.*	2,800	129,192
MarketAxess Holdings, Inc.[1]	3,300	306,141
Marlin Business Services Corp.	6,200	104,656
MB Financial, Inc.[1]	12,543	431,981
MBIA, Inc.*	61,900	372,019
MBT Financial Corp.*	7,000	40,180
Meadowbrook Insurance Group, Inc.	9,500	81,700
Mercantile Bank Corp.	3,530	75,577
Merchants Bancshares, Inc.	690	22,818
Mercury General Corp.[1]	12,800	712,320
Meta Financial Group, Inc.	600	25,752
Metro Bancorp, Inc.	4,900	128,086
Middleburg Financial Corp.	700	12,600
MidSouth Bancorp, Inc.[1]	2,600	39,676
MidWestOne Financial Group, Inc.[1]	2,100	69,132
Monarch Financial Holdings, Inc.	2,283	28,652
Montpelier Re Holdings Ltd.	25,300	999,350
MutualFirst Financial, Inc.	1,726	40,095
NASB Financial, Inc.[1]	520	13,780
National Bankshares, Inc.[1]	800	23,408
National Interstate Corp.	3,300	90,156
National Penn Bancshares, Inc.	19,050	214,884
National Western Life Insurance Co. - Class A	1,800	431,082
Nationstar Mortgage Holdings, Inc.*, 1	6,200	104,160
Naugatuck Valley Financial Corp.*	300	3,186
Navigators Group, Inc.*	9,833	762,647
NBT Bancorp, Inc.	3,400	88,978
Nelnet, Inc. - Class A	8,700	376,797
NewBridge Bancorp	7,100	63,403
NewStar Financial, Inc.*, 1	7,600	83,600
Northeast Bancorp	694	6,905
Northrim BanCorp, Inc.	1,620	41,521
Northwest Bancshares, Inc.	17,400	223,068
Norwood Financial Corp.	500	14,660
Oak Valley Bancorp	400	3,942
Ocean Shore Holding Co.[1]	310	4,599
OceanFirst Financial Corp.	4,500	83,925
Ocwen Financial Corp.*, 1	23,400	238,680
Old Line Bancshares, Inc.[1]	1,300	20,657
Old National Bancorp[1]	25,400	367,284
Old Point Financial Corp.	861	13,457
Old Second Bancorp, Inc.*	9,400	62,040
OneBeacon Insurance Group Ltd. - Class A	1,500	21,765

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Oneida Financial Corp.[1]	1,350	$27,608
Oppenheimer Holdings, Inc. - Class A	3,400	89,352
Oritani Financial Corp.	1,652	26,515
Orrstown Financial Services, Inc.	533	8,624
Pacific Continental Corp.	900	12,177
Pacific Mercantile Bancorp*	1,800	13,662
Pacific Premier Bancorp, Inc.*, 1	1,930	32,733
Palmetto Bancshares, Inc.	1,440	28,469
Park National Corp.[1]	2,100	183,477
Park Sterling Corp.	11,930	85,896
Parke Bancorp, Inc.	2,400	30,792
Peapack Gladstone Financial Corp.[1]	1,695	37,663
Penns Woods Bancorp, Inc.	400	17,636
PennyMac Financial Services, Inc. - Class A*	3,200	57,984
Peoples Bancorp of North Carolina, Inc.	300	5,502
Peoples Bancorp, Inc.	1,800	42,012
PHH Corp.*	22,000	572,660
Phoenix Cos., Inc.*, 1	4,400	80,256
PICO Holdings, Inc.*	1,400	20,608
Pinnacle Financial Partners, Inc.	9,600	521,952
Piper Jaffray Cos.*, 1	5,300	231,292
Preferred Bank/Los Angeles CA	3,300	99,165
Premier Financial Bancorp, Inc.	2,300	35,535
Primerica, Inc.	9,900	452,331
PrivateBancorp, Inc.[1]	15,547	619,082
ProAssurance Corp.	2,600	120,146
Provident Financial Holdings, Inc.	2,000	33,480
Provident Financial Services, Inc.[1]	12,800	243,072
Pulaski Financial Corp.	1,490	19,251
QCR Holdings, Inc.	1,740	37,862
Radian Group, Inc.	13,600	255,136
Regional Management Corp.*	3,700	66,082
RenaissanceRe Holdings Ltd.	2,484	252,151
Renasant Corp.[1]	10,980	357,948
Republic Bancorp, Inc. - Class A	300	7,710
Republic First Bancorp, Inc.*, 1	3,400	11,798
Riverview Bancorp, Inc.[1]	3,648	15,613
RLI Corp.[1]	12,300	632,097
S&T Bancorp, Inc.	6,316	186,890
Safety Insurance Group, Inc.	5,750	331,832
Sandy Spring Bancorp, Inc.	4,031	112,787
Seacoast Banking Corp. of Florida*	7,875	124,425
Security National Financial Corp. - Class A*, 1	5,843	39,323
Selective Insurance Group, Inc.	29,493	827,279

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Severn Bancorp, Inc.*	2,200	$10,582
Shore Bancshares, Inc.*	3,600	33,948
Sierra Bancorp	3,600	62,316
Simmons First National Corp. - Class A	852	39,771
South State Corp.[1]	3,755	285,342
Southern First Bancshares, Inc.*, 1	2,000	35,800
Southern National Bancorp of Virginia, Inc.[1]	1,800	19,944
Southside Bancshares, Inc.[1]	3,312	96,810
Southwest Bancorp, Inc.	6,100	113,521
StanCorp Financial Group, Inc.[1]	11,260	851,369
State Auto Financial Corp.	13,645	326,798
State Bank Financial Corp.	7,600	164,920
Sterling Bancorp	11,561	169,947
Stewart Information Services Corp.[1]	9,580	381,284
Stifel Financial Corp.*	1,450	83,723
Stock Yards Bancorp, Inc.	1,300	49,127
Stratus Properties, Inc.*	700	10,024
Suffolk Bancorp	700	17,962
Summit Financial Group, Inc.	1,501	16,826
Summit State Bank	2,840	37,247
Susquehanna Bancshares, Inc.	33,700	475,844
Symetra Financial Corp.	39,200	947,464
Synovus Financial Corp.	8,828	272,079
TCF Financial Corp.	3,900	64,779
Territorial Bancorp, Inc.	200	4,852
Texas Capital Bancshares, Inc.*	1,100	68,464
Third Point Reinsurance Ltd.*	1,400	20,650
Timberland Bancorp, Inc.	1,378	13,808
Tompkins Financial Corp.[1]	3,029	162,718
Towne Bank/Portsmouth VA1	4,075	66,382
Transcontinental Realty Investors, Inc.*	1,100	12,375
TriCo Bancshares	3,125	75,156
TrustCo Bank Corp. NY	19,200	134,976
Trustmark Corp.[1]	7,850	196,093
Two River Bancorp	1,800	16,452
Umpqua Holdings Corp.	62,024	1,115,812
Union Bankshares Corp.[1]	9,409	218,665
United Bancshares, Inc.	500	7,835
United Bankshares, Inc.[1]	8,459	340,306
United Community Bancorp	995	13,741
United Community Banks, Inc.	5,600	116,872
United Community Financial Corp.	30,260	161,891
United Financial Bancorp, Inc.	7,289	98,037
United Fire Group, Inc.	10,270	336,445

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
United Insurance Holdings Corp.[1]	16,906	$262,719
United Security Bancshares, Inc.	500	4,025
United Security Bancshares/Fresno CA*	4,615	23,260
Unity Bancorp, Inc.	3,002	29,390
Universal Insurance Holdings, Inc.	20,360	492,712
Univest Corp. of Pennsylvania	1,800	36,648
Validus Holdings Ltd.[1]	21,800	958,982
Valley Financial Corp./Roanoke VA	900	19,224
Valley National Bancorp[1]	5,191	53,519
Walker & Dunlop, Inc.*, 1	9,800	262,052
Walter Investment Management Corp.*, 1	2,700	61,749
Washington Federal, Inc.[1]	25,900	604,765
Washington Trust Bancorp, Inc.	3,100	122,388
WashingtonFirst Bankshares, Inc.	210	3,530
Waterstone Financial, Inc.	3,324	43,877
Webster Financial Corp.[1]	20,640	816,312
WesBanco, Inc.	10,215	347,514
West Bancorporation, Inc.	2,220	44,045
Westfield Financial, Inc.	6,000	43,860
Wilshire Bancorp, Inc.[1]	16,800	212,184
Wintrust Financial Corp.	11,400	608,532
World Acceptance Corp.*, 1	650	39,982
WSFS Financial Corp.	2,400	65,640
Xenith Bankshares, Inc.*	3,000	18,030
Yadkin Financial Corp.*	1,445	30,273
		56,246,243
INDUSTRIAL – 16.6%
AAR Corp.[1]	13,500	430,245
Advanced Energy Industries, Inc.*	6,750	185,557
Aegion Corp.*	7,989	151,312
AEP Industries, Inc.*	2,100	115,920
Aerovironment, Inc.*	700	18,256
Air Transport Services Group, Inc.*	19,700	206,653
Alamo Group, Inc.[1]	4,900	267,736
Albany International Corp. - Class A	2,500	99,500
Allied Motion Technologies, Inc.[1]	8,706	195,537
AM Castle & Co.*, 1	11,600	71,572
Ameresco, Inc. - Class A*	6,622	50,658
American Electric Technologies, Inc.*	450	2,295
American Railcar Industries, Inc.[1]	3,500	170,240
Ampco-Pittsburgh Corp.	200	3,024
ArcBest Corp.	13,100	416,580
Ardmore Shipping Corp.	3,200	38,752

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Argan, Inc.	2,000	$80,660
Astec Industries, Inc.[1]	3,197	133,699
Astronics Corp.*	100	7,089
Atlas Air Worldwide Holdings, Inc.*, 1	15,750	865,620
AVX Corp.	12,200	164,212
Babcock & Wilcox Co.	600	19,680
Ballantyne Strong, Inc.*	3,465	16,251
Barnes Group, Inc.	9,900	386,001
Bel Fuse, Inc. - Class B	3,880	79,618
Bemis Co., Inc.	8,100	364,581
Benchmark Electronics, Inc.*	21,800	474,804
Berry Plastics Group, Inc.*	9,120	295,488
Blount International, Inc.*	4,200	45,864
Boise Cascade Co.*	14,400	528,192
Brady Corp. - Class A	4,600	113,804
Breeze-Eastern Corp.*, 1	697	8,016
Briggs & Stratton Corp.	15,500	298,530
Broadwind Energy, Inc.*	1,101	4,668
CAI International, Inc.*	12,500	257,375
CECO Environmental Corp.	2,300	26,059
Celadon Group, Inc.	10,900	225,412
Checkpoint Systems, Inc.	7,252	73,825
CIRCOR International, Inc.	300	16,359
Coherent, Inc.*	4,589	291,310
Columbus McKinnon Corp.	5,700	142,500
Comfort Systems USA, Inc.	5,600	128,520
Con-way, Inc.[1]	5,660	217,174
Core Molding Technologies, Inc.*	3,500	79,940
Covanta Holding Corp.[1]	28,700	608,153
Covenant Transportation Group, Inc. - Class A*	26,142	655,119
Crane Co.	1,000	58,730
CTS Corp.	5,600	107,912
Cubic Corp.	2,300	109,434
Curtiss-Wright Corp.	10,700	775,108
DHT Holdings, Inc.	5,000	38,850
Drew Industries, Inc.	960	55,699
Ducommun, Inc.*	1,600	41,072
DXP Enterprises, Inc.*	400	18,600
Dycom Industries, Inc.*, 1	5,900	347,215
Dynamic Materials Corp.[1]	335	3,685
Eastern Co.	2,500	46,300
Ecology and Environment, Inc. - Class A	400	4,168
Electro Scientific Industries, Inc.[1]	2,445	12,885
EMCOR Group, Inc.	6,700	320,059

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Encore Wire Corp.	3,400	$150,586
ENGlobal Corp.*	41,500	56,025
Era Group, Inc.*	6,600	135,168
ESCO Technologies, Inc.	2,900	108,489
Esterline Technologies Corp.*	9,340	890,476
Fabrinet*	4,300	80,539
FreightCar America, Inc.[1]	2,000	41,760
Frequency Electronics, Inc.*	3,019	34,054
GATX Corp.[1]	18,640	990,716
General Cable Corp.[1]	17,400	343,302
General Finance Corp.*, 1	9,600	50,112
Gibraltar Industries, Inc.*, 1	14,500	295,365
Golden Ocean Group Ltd.[1]	2,300	8,855
Goldfield Corp.*	8,800	14,608
GP Strategies Corp.*	2,300	76,452
GrafTech International Ltd.*	32,300	160,208
Granite Construction, Inc.	7,350	260,998
Graphic Packaging Holding Co.	33,600	468,048
Greenbrier Cos., Inc.[1]	11,100	520,035
Greif, Inc. - Class A	900	32,265
Griffon Corp.	25,230	401,662
GSI Group, Inc.*	3,600	54,108
Handy & Harman Ltd.*	4,100	142,065
Hardinge, Inc.	4,200	41,370
Harris Corp.	2,009	154,512
Harsco Corp.	2,000	33,000
Haynes International, Inc.[1]	3,000	147,960
Headwaters, Inc.*	3,700	67,414
Heartland Express, Inc.[1]	10,200	206,346
Heritage-Crystal Clean, Inc.*	400	5,880
Hill International, Inc.*	6,900	36,294
Hillenbrand, Inc.	600	18,420
Hornbeck Offshore Services, Inc.*, 1	14,300	293,579
Hudson Technologies, Inc.*, 1	3,629	12,665
Hurco Cos., Inc.	3,202	110,853
Hyster-Yale Materials Handling, Inc.	1,380	95,606
II-VI, Inc.*	6,570	124,699
Insteel Industries, Inc.	10,000	187,000
Integrated Electrical Services, Inc.*	7,300	51,830
International Shipholding Corp.[1]	408	2,603
Iteris, Inc.*	10,667	18,881
Itron, Inc.*	4,700	161,868
Kadant, Inc.	4,790	226,088
Kaman Corp.	2,000	83,880

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
KBR, Inc.	9,200	$179,216
Kemet Corp.*	2,020	5,818
Kennametal, Inc.	500	17,060
Key Technology, Inc.*	2,200	29,040
Kimball Electronics, Inc.*	7,300	106,507
Knight Transportation, Inc.	13,400	358,316
Kratos Defense & Security Solutions, Inc.*	9,700	61,110
Lawson Products, Inc.*, 1	5,046	118,480
Layne Christensen Co.*, 1	3,200	28,640
LB Foster Co. - Class A	2,506	86,733
Lindsay Corp.[1]	500	43,955
LMI Aerospace, Inc.*, 1	2,180	21,822
Louisiana-Pacific Corp.*, 1	64,160	1,092,645
LS Starrett Co. - Class A	7,021	105,315
LSB Industries, Inc.*	800	32,672
LSI Industries, Inc.	3,200	29,888
Lydall, Inc.*, 1	7,188	212,477
Magnetek, Inc.*	1,900	65,379
Manitex International, Inc.*, 1	4,500	34,380
Manitowoc Co., Inc.	2,700	52,920
Marten Transport Ltd.	22,400	486,080
MasTec, Inc.*	1,600	31,792
Matson, Inc.	13,003	546,646
Methode Electronics, Inc.	6,080	166,896
MFRI, Inc.*	1,688	10,212
MOCON, Inc.	1,100	17,545
Moog, Inc. - Class A*	4,200	296,856
Mueller Industries, Inc.	4,400	152,768
Mueller Water Products, Inc. - Class A	6,901	62,799
Multi-Fineline Electronix, Inc.*	3,277	71,635
Myers Industries, Inc.	4,200	79,800
MYR Group, Inc.*	2,200	68,112
National Presto Industries, Inc.	100	8,032
Navios Maritime Acquisition Corp.	16,800	60,312
Newport Corp.*	9,300	176,328
NN, Inc.[1]	3,500	89,320
Nordic American Tankers Ltd.[1]	18,700	266,101
Northwest Pipe Co.*	2,300	46,851
Olympic Steel, Inc.[1]	3,700	64,528
Orbital ATK, Inc.	2,828	207,462
Orion Energy Systems, Inc.*	700	1,757
Orion Marine Group, Inc.*	5,000	36,100
Oshkosh Corp.	1,900	80,522
OSI Systems, Inc.*	800	56,632

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
PAM Transportation Services, Inc.*	9,637	$559,428
Park-Ohio Holdings Corp.	1,400	67,844
Patrick Industries, Inc.*	2,460	93,603
PGT, Inc.*	3,600	52,236
Plexus Corp.*, 1	4,600	201,848
Powell Industries, Inc.	700	24,619
PowerSecure International, Inc.*	6,980	103,025
Quality Distribution, Inc.*	3,500	54,110
Quanex Building Products Corp.	10,900	233,587
Radiant Logistics, Inc.*	2,829	20,680
Rand Logistics, Inc.*	936	3,033
Regal Beloit Corp.[1]	700	50,813
Revolution Lighting Technologies, Inc.*, 1	5,839	6,773
Rexnord Corp.*	1,100	26,301
Roadrunner Transportation Systems, Inc.*	100	2,580
Rofin-Sinar Technologies, Inc.*, 1	9,000	248,400
Rogers Corp.*	2,000	132,280
RTI International Metals, Inc.*	13,410	422,683
Saia, Inc.*	8,700	341,823
Sanmina Corp.*	25,890	521,942
Scorpio Tankers, Inc.	12,310	124,208
Ship Finance International Ltd.[1]	8,965	146,309
SIFCO Industries, Inc.[1]	1,100	16,390
SL Industries, Inc.*	1,400	54,054
Smith & Wesson Holding Corp.*	6,000	99,540
SPX Corp.	1,000	72,390
Standex International Corp.	200	15,986
Sterling Construction Co., Inc.*	3,300	13,200
Stoneridge, Inc.*	1,600	18,736
Sturm Ruger & Co., Inc.[1]	300	17,235
Swift Transportation Co.*	10,300	233,501
Synalloy Corp.	2,103	28,811
Sypris Solutions, Inc.	3,985	5,778
TAL International Group, Inc.[1]	4,975	157,210
Tech Data Corp.*, 1	9,400	541,064
Teekay Tankers Ltd. - Class A	35,100	232,011
Teledyne Technologies, Inc.*	5,000	527,550
Terex Corp.	2,600	60,450
Tetra Tech, Inc.[1]	5,550	142,302
Textainer Group Holdings Ltd.	2,200	57,222
Tidewater, Inc.[1]	6,900	156,837
Transcat, Inc.*, 1	1,941	18,342
TRC Cos., Inc.*	6,400	64,960
Tredegar Corp.	16,292	360,216

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
TTM Technologies, Inc.*	27,444	$274,166
Tutor Perini Corp.*	12,600	271,908
Twin Disc, Inc.	500	9,320
U.S. Concrete, Inc.*, 1	2,500	94,725
UFP Technologies, Inc.*, 1	1,700	35,564
Universal Forest Products, Inc.[1]	5,900	306,977
USA Truck, Inc.*, 1	12,671	269,005
UTi Worldwide, Inc.*	2,200	21,978
Vicor Corp.*	1,799	21,930
Vishay Intertechnology, Inc.	44,450	519,176
Vishay Precision Group, Inc.*	4,000	60,240
VSE Corp.	1,400	74,914
Watts Water Technologies, Inc. - Class A1	5,200	269,620
Werner Enterprises, Inc.[1]	9,500	249,375
Willis Lease Finance Corp.*	4,600	84,502
Woodward, Inc.	1,500	82,485
XPO Logistics, Inc.*, 1	3,262	147,377
ZAGG, Inc.*	6,310	49,975
		33,311,327
TECHNOLOGY – 7.9%
Agilysys, Inc.*, 1	6,500	59,670
Allscripts Healthcare Solutions, Inc.*	2,800	38,304
Alpha & Omega Semiconductor Ltd.*	4,600	40,204
American Software, Inc. - Class A	1,900	18,050
Amkor Technology, Inc.*	25,900	154,882
Amtech Systems, Inc.*, 1	950	9,871
ANADIGICS, Inc.*, 1	46,340	33,828
Astro-Med, Inc.	3,800	54,378
Audience, Inc.*, 1	4,300	21,027
AVG Technologies N.V.*	5,630	153,192
Avid Technology, Inc.*	14,950	199,433
Axcelis Technologies, Inc.*	29,500	87,320
AXT, Inc.*	16,900	42,588
Blackbaud, Inc.	1,100	62,645
BroadSoft, Inc.*	100	3,457
Brooks Automation, Inc.[1]	27,000	309,150
BSQUARE Corp.*	4,200	28,476
CACI International, Inc. - Class A*, 1	10,600	857,434
Cascade Microtech, Inc.*	8,330	126,824
CEVA, Inc.*	5,200	101,036
Ciber, Inc.*	16,155	55,735
Cirrus Logic, Inc.*	700	23,821
Cohu, Inc.	9,444	124,944

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Computer Task Group, Inc.	1,900	$14,668
Concurrent Computer Corp.	100	620
Convergys Corp.[1]	34,900	889,601
Cypress Semiconductor Corp.[1]	68,153	801,479
Datalink Corp.*	4,600	41,124
Dealertrack Technologies, Inc.*	2,600	163,254
Digi International, Inc.*	13,600	129,880
Diodes, Inc.*	6,700	161,537
DSP Group, Inc.*	16,100	166,313
Ebix, Inc.[1]	10,570	344,688
Electronics For Imaging, Inc.*, 1	6,200	269,762
EMCORE Corp.*	6,400	38,528
Engility Holdings, Inc.	5,606	141,047
Entegris, Inc.*, 1	25,100	365,707
Epiq Systems, Inc.	5,700	96,216
ExlService Holdings, Inc.*	1,610	55,674
Fair Isaac Corp.	230	20,879
Fairchild Semiconductor International, Inc.*	34,000	590,920
FormFactor, Inc.*, 1	21,690	199,548
GSI Technology, Inc.*	890	4,637
Hutchinson Technology, Inc.*	12,429	21,254
IGATE Corp.*	4,300	205,067
Imation Corp.*	25,596	103,920
InnerWorkings, Inc.*	1,800	12,006
Insight Enterprises, Inc.*, 1	13,300	397,803
Integrated Silicon Solution, Inc.	7,400	163,836
Intersil Corp. - Class A1	26,600	332,766
inTEST Corp.*	300	1,308
IXYS Corp.	1,600	24,480
KEYW Holding Corp.*, 1	4,204	39,181
Lattice Semiconductor Corp.*	14,300	84,227
Leidos Holdings, Inc.	900	36,333
Lexmark International, Inc. - Class A1	4,505	199,121
Luxoft Holding, Inc.*	760	42,978
Magnachip Semiconductor Corp.*	1,400	10,808
ManTech International Corp. - Class A1	5,280	153,120
Mattson Technology, Inc.*	16,170	54,170
MAXIMUS, Inc.	900	59,157
MaxLinear, Inc. - Class A*	6,033	72,999
Mentor Graphics Corp.	4,000	105,720
Mercury Systems, Inc.*	8,000	117,120
Mind CTI Ltd.	9,000	23,400
MKS Instruments, Inc.[1]	13,200	500,808
MTS Systems Corp.	700	48,265

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
NCI, Inc. - Class A	5,600	$57,848
NetSol Technologies, Inc.*	7,550	38,883
Nimble Storage, Inc.*, 1	3,300	92,598
OmniVision Technologies, Inc.*	29,900	783,230
PAR Technology Corp.*	12,423	60,997
Park City Group, Inc.*, 1	2,880	35,683
PDF Solutions, Inc.*	1,300	20,800
Pericom Semiconductor Corp.	25,200	331,380
Photronics, Inc.*	22,500	213,975
Planar Systems, Inc.*, 1	8,200	35,752
Progress Software Corp.*	1,300	35,750
Proofpoint, Inc.*, 1	1,700	108,239
QLogic Corp.*, 1	19,740	280,111
Qorvo, Inc.*	15,935	1,279,102
Qumu Corp.*	500	4,120
Radisys Corp.*	3,910	10,010
RealD, Inc.*	3,100	38,223
Richardson Electronics Ltd./United States	2,200	17,776
Rovi Corp.*	3,100	49,445
Rudolph Technologies, Inc.*	6,470	77,705
Science Applications International Corp.	1,600	84,560
Seachange International, Inc.*	8,300	58,183
Sigma Designs, Inc.*	15,300	182,529
StarTek, Inc.*	9,510	56,109
Super Micro Computer, Inc.*	13,138	388,622
Sykes Enterprises, Inc.*	7,097	172,102
SYNNEX Corp.[1]	13,800	1,010,022
Syntel, Inc.*, 1	2,330	110,628
Take-Two Interactive Software, Inc.*	2,000	55,140
Ultra Clean Holdings, Inc.*	6,300	39,249
Unisys Corp.*	1,300	25,987
USA Technologies, Inc.*, 1	8,720	23,544
VeriFone Systems, Inc.*	3,200	108,672
Wayside Technology Group, Inc.	2,300	45,586
		15,844,758
UTILITIES – 0.0%
Ormat Technologies, Inc.	1,580	59,535
TOTAL COMMON STOCKS (Cost $162,925,133)		195,107,191
RIGHTS – 0.0%
CONSUMER, NON-CYCLICAL – 0.0%
BioScrip, Inc.*	2,400	—

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

	Number of Shares	Value
RIGHTS (Continued)
TOTAL RIGHTS (Cost $—)		$—

MONEY MARKET INVESTMENTS – 31.4%
BlackRock Liquidity Funds TempFund Portfolio, 0.07%[3,4]	39,584,535	39,584,535
Federated Treasury Obligations Fund, 0.01%[3]	6,563,773	6,563,773
Fidelity Institutional Money Market Portfolio - Class I, 0.08%[3,4]	16,964,801	16,964,801

TOTAL MONEY MARKET INVESTMENTS (Cost $63,113,109)		63,113,109

TOTAL INVESTMENTS – 128.4% (Cost $226,038,242)		258,220,300
Liabilities less other assets – (28.4)%		(57,166,665)

TOTAL NET ASSETS – 100.0%		$201,053,635

PLC –	Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $55,319,705 at June 30, 2015.
[2]	Shares are non-voting.
[3]	Variable rate security; the rate shown represents the rate at June 30, 2015.
[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $56,549,336 at June 30, 2015.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

1. Organization
Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

The Fund qualifies as an investment company under Accounting Standards Update No. 2013-08, Accounting Standard Codification Topic 946, Financial Services – Investment Companies (“ASC 946”).

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)	Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (“the Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of June 30, 2015:

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

	Level 1	Level 2*	Level 3**	Total
Investments in Securities
Common Stocks
Basic Materials	$6,560,308	$-	$-	$6,560,308
Communications	8,241,456	63,624	-	8,305,080
Consumer, Cyclical	32,295,082	1,160	-	32,296,242
Consumer, Non-Cyclical	30,778,930	-	-	30,778,930
Diversified	159,036	-	-	159,036
Energy	11,542,079	3,653	-	11,545,732
Financial	56,233,250	12,993	-	56,246,243
Industrial	33,311,327	-	-	33,311,327
Technology	15,844,758	-	-	15,844,758
Utilities	59,535	-	-	59,535
Rights
Consumer, Non-Cyclical	-	-	-	-
Money Market Investments	63,113,109	-	-	63,113,109
Total Investments in Securities	$258,138,870	$81,430	$-	$258,220,300

*	The Fund held several securities classified as Level 2 securities at period end because these securities did not have any trading activity on June 30, 2015, and thus did not have a last reported sales price. As a result, these securities were valued at the mean between the most recent quoted bid and ask prices, in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Certain of these Level 2 securities which were held at the beginning of the year were classified as Level 1 securities at that time. The Fund recognizes transfers between levels at the end of the reporting period. The amount of such transfers out of Level 1 and into Level 2 was $77,777. The remaining securities were purchased during the period and are classified as Level 2 as of June 30, 2015.

Certain Level 1 securities which were held at the beginning of the year were classified as Level 2 securities at that time because they did not have any trading activity on September 30, 2014 and were valued at the mean between the most recent bid and ask prices. The amount of such transfers out of Level 2 into Level 1 was $235,677. There were no other transfers between Levels.

**	There were no Level 3 securities as of June 30, 2015.

(b)	Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At June 30, 2015, the value of securities loaned by the Fund was $55,319,705. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

3. Federal Income Tax Information
At September 30, 2014, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$195,160,305

Gross Unrealized Appreciation	$26,609,099
Gross Unrealized Depreciation	(6,617,407)

Net Unrealized Appreciation	$19,991,692

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn S. Freed
Glenn S. Freed
President and Treasurer

Date:	August 24, 2015